Summary of Significant Accounting Policies - Detail Information of Subsidiaries (Parenthetical) (Detail) - 6 months ended Jun. 30, 2021
$ / shares in Units, shares in Millions, $ in Millions, $ in Millions
	USD ($) $ / shares shares	TWD ($)
VisEra Technologies Company Ltd. [member] | IPO [Member]
Disclosure of subsidiaries [line items]
Number of shares sold | shares	39.5
Selling price per share | $ / shares	$ 240
From difference between the consideration received and the carrying amount of the subsidiaries' net assets during actual disposal		$ 8,406.3
Percentage of ownership before IPO		87.00%
Percentage of ownership after IPO		73.00%
TSMC Arizona Corporation [member]
Disclosure of subsidiaries [line items]
Conditioned payments for various public infrastructure projects from City of Phoenix	$ 205